Investment Income (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Investment Income
3.	INVESTMENT INCOME
	Dividends received	—	0.4	—
	Interest received - environmental trust funds	0.7	0.6	0.5
	Interest received - cash balances	6.6	6.8	5.1
	Total investment income	7.3	7.8	5.6